Award Timing Disclosure	12 Months Ended
Feb. 28, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We currently do not grant stock options. Grants of other equity-based awards to employees, including long-term incentive awards, are generally approved on a regular schedule. However, grants to new hires or for promotions, retention, or purposes other than annual or other broad-based Company-wide grants may be approved outside of regularly scheduled meetings. In those circumstances, the grant date is the date the award is approved, or if the approval date is within a blackout period, the fifth business day following the date on which the Company first releases quarterly earnings following the effective date of the recipient's employment, promotion or recognition, as applicable.
The Company will not purposely accelerate or delay the public release of material information in consideration of a pending equity-based award in order to allow an award recipient to benefit from a more favorable stock price.
The Company recognizes, however, that a release of information by the Company in close proximity to an equity-based award could create the appearance of an effort to time the announcement to a recipient's benefit, even if no such benefit was intended. Accordingly, management will advise the Compensation Committee whenever it is aware that material non-public information is planned to be released to the public in close proximity to the grant of an equity-based award. The Committee will consider such information and determine whether to delay the equity-based award to avoid any appearance of impropriety. During fiscal 2026, we did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Method	We currently do not grant stock options. Grants of other equity-based awards to employees, including long-term incentive awards, are generally approved on a regular schedule. However, grants to new hires or for promotions, retention, or purposes other than annual or other broad-based Company-wide grants may be approved outside of regularly scheduled meetings. In those circumstances, the grant date is the date the award is approved, or if the approval date is within a blackout period, the fifth business day following the date on which the Company first releases quarterly earnings following the effective date of the recipient's employment, promotion or recognition, as applicable.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We currently do not grant stock options. Grants of other equity-based awards to employees, including long-term incentive awards, are generally approved on a regular schedule. However, grants to new hires or for promotions, retention, or purposes other than annual or other broad-based Company-wide grants may be approved outside of regularly scheduled meetings. In those circumstances, the grant date is the date the award is approved, or if the approval date is within a blackout period, the fifth business day following the date on which the Company first releases quarterly earnings following the effective date of the recipient's employment, promotion or recognition, as applicable.
The Company will not purposely accelerate or delay the public release of material information in consideration of a pending equity-based award in order to allow an award recipient to benefit from a more favorable stock price.
MNPI Disclosure Timed for Compensation Value	false